Revenue - Schedule of Disaggregation of Revenues (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 619,430	₨ 610,232	₨ 585,845
Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	379,287	369,330	350,048
Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	232,480	229,220	221,317
IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	602,855	590,600	563,433
IT services [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	372,121	362,926	343,906
IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	230,734	227,674	219,527
IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	164,498	156,598	156,172
IT services [member] | Europe [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	108,591	104,165	100,023
IT services [member] | Europe [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	55,907	52,433	56,149
IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	177,387	175,318	163,562
IT services [member] | Americas1 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	98,868	96,876	94,787
IT services [member] | Americas1 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,519	78,442	68,775
IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	178,920	180,404	167,192
IT services [member] | Americas2 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	110,143	108,665	98,496
IT services [member] | Americas2 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	68,777	71,739	68,696
IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	82,050	78,280	76,507
IT services [member] | Asia Pacific Middle East Africa [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,519	53,220	50,600
IT services [member] | Asia Pacific Middle East Africa [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,531	25,060	25,907
IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,663	11,682	14,480
India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,912	7,950	7,932
India State Run Enterprise (ISRE) [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,166	6,404	6,142
India State Run Enterprise (ISRE) [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,746	1,546	1,790
Rendering of Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	611,767	598,550	571,365
Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	602,855	590,600	563,433
Rendering of Services [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	164,498	156,598	156,172
Rendering of Services [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	177,387	175,318	163,562
Rendering of Services [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	178,920	180,404	167,192
Rendering of Services [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	82,050	78,280	76,507
Rendering of Services [member] | India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,912	7,950	7,932
Sales of Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,663	11,682	14,480
Sales of Products [member] | IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,663	11,682	14,480
Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,663	11,682	14,480
Products [member] | IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,663	11,682	14,480
Banking Financial Services and Insurance [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	185,152	183,373	173,516
Banking Financial Services and Insurance [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56,275	53,869	55,180
Banking Financial Services and Insurance [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,609	2,151	1,874
Banking Financial Services and Insurance [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	103,040	106,694	98,130
Banking Financial Services and Insurance [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,228	20,659	18,332
Health [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81,594	77,797	74,004
Health [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,390	10,090	9,968
Health [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64,397	63,435	60,162
Health [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18	105	88
Health [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,789	4,167	3,786
Consumer [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	98,839	96,512	88,799
Consumer [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,731	16,030	15,878
Consumer [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	68,258	67,980	59,991
Consumer [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,306	2,054	1,686
Consumer [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,544	10,448	11,244
Energy, Natural Resources and Utilities [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,819	75,957	72,352
Energy, Natural Resources and Utilities [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,271	29,854	28,521
Energy, Natural Resources and Utilities [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	426	418	601
Energy, Natural Resources and Utilities [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,405	26,024	24,234
Energy, Natural Resources and Utilities [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,717	19,661	18,996
Technology [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,350	75,445	76,108
Technology [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,245	18,678	19,137
Technology [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,180	32,924	33,552
Technology [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,689	20,931	20,462
Technology [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,236	2,912	2,957
Manufacturing [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,978	47,860	46,156
Manufacturing [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,339	20,324	19,869
Manufacturing [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	265	349	387
Manufacturing [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,350	23,548	21,980
Manufacturing [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,024	3,639	3,920
Communications [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,123	33,656	32,498
Communications [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,247	7,753	7,619
Communications [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,252	8,061	6,995
Communications [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,112	1,048	612
Communications [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 15,512	₨ 16,794	₨ 17,272